DIRECTORS LOAN (Details 1) - CAD ($)	Jun. 30, 2026	Mar. 31, 2026
DIRECTORS LOAN
Current portion- Director's loan	$ 1,075,778	$ 1,050,846
Non-current portion- Director's loan	$ 0